CONDENSED STATEMENT OF OPERATIONS (Q1) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020
Loss from operations
General and administrative expenses	$ 3,588,249			$ 480,436
Loss from operations	(3,588,249)			(480,436)
Other income:
Transaction costs allocated to warrant liability		$ (580,000)	$ (580,000)	(580,000)
Interest earned on investments held in Trust Account	37,387			53,249
Change in fair value of warrants	5,068,000	181,000	181,000	(7,240,000)
Income (loss) before benefit from (provision for) income taxes	1,517,138	(429,155)	(429,155)	(8,247,187)
Benefit from (Provision for) income taxes	0			0	$ 0
Net income (loss)	1,517,138	$ (429,155)	$ (429,155)	$ (8,247,187)
Class A Redeemable Common Stock [Member]
Other income:
Interest earned on investments held in Trust Account	$ 37,387				53,249
Basic weighted average shares outstanding of common stock (in shares)	23,000,000
Diluted weighted average shares outstanding of common stock (in shares)	23,000,000
Basic net income per share (in dollars per share)	$ 0
Diluted net income per share (in dollars per share)	$ 0
Class B Non-redeemable Common Stock [Member]
Other income:
Net income (loss)	$ 1,517,138				$ (8,247,187)
Basic weighted average shares outstanding of common stock (in shares)	5,750,000
Diluted weighted average shares outstanding of common stock (in shares)	5,750,000
Basic net income per share (in dollars per share)	$ 0.26
Diluted net income per share (in dollars per share)	$ 0.26